Trade receivables (Details 4) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Registered warrants current	R$ 3,232,377	R$ 3,085,265
Municipality Of Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Registered warrants current	3,139,801	3,042,927
Sao Paulo State Government [Member]
IfrsStatementLineItems [Line Items]
Registered warrants current	41,359
Municipality Of Cachoeira Paulista [Member]
IfrsStatementLineItems [Line Items]
Registered warrants current	15,871	15,456
Municipality Of Agudos [Member]
IfrsStatementLineItems [Line Items]
Registered warrants current	13,061	14,964
Other [Member]
IfrsStatementLineItems [Line Items]
Registered warrants current	R$ 22,285	R$ 11,918